Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [Abstract]
In-process precious metals	$ 72.7	$ 59.0
Ore in stockpiles	30.8	33.4
Parts and supplies	53.0	49.2
Dore, and refined precious metals	9.9	11.0
Inventories	166.4	152.6
Less: Long-term inventory	(17.9)	(25.7)
Inventory	$ 148.5	$ 126.9